UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Strategy Fund
(Exact name of Registrant as specified in charter)

11525 Park Woods Circle, Ste. 200
Alpharetta, GA 30005
(Address of principal executive offices) (Zip code)

Daniel Wildermuth
Wildermuth Advisory, LLC
11525 Park Woods Circle, Ste. 200
Alpharetta, GA 30005
 (Name and address of agent for service)

Registrant's telephone number, including area code: (678) 222-1100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

FORM N-Q

Item 1. Schedule of Investments.

Wildermuth Endowment Strategy Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 27.3%
	ADVERTISING – 0.2%
6,934	Havas SA	$58,633

	AGRICULTURE – 0.6%
1,233	Bunge, Ltd.	73,031
997	Sipef SA	57,480
1,448	Swedish Match AB	53,205
		183,716
	AIRLINES – 0.1%
18,401	Qantas Airways, Ltd.	43,933

	AUTO MANUFACTURERS – 0.2%
1,700	Suzuki Motor Corp.	56,406

	AUTO PARTS & EQUIPMENT – 0.8%
206	Continental AG	43,328
1,023	Cooper-Standard Holding, Inc.(a)	101,072
17,562	SORL Auto Parts, Inc.(a)	66,736
820	Tenneco, Inc.(a)	47,781
		258,917
	BANKS – 2.0%
7,007	Bendigo & Adelaide Bank, Ltd.	57,748
1,053	Capital One Financial Corp.	75,637
2,093	Erste Group Bank AG(a)	62,016
7,200	Huntington Bancshares, Inc.	70,992
699	IBERIABANK Corp.	46,917
789	JPMorgan Chase & Co.	52,540
10,164	Mitsubishi UFJ Financial Group, Inc., ADR	51,328
9,200	Oversea-Chinese Banking Corp., Ltd.	58,364
2,180	Western Alliance Bancorp(a)	81,837
4,310	Yamaguchi Financial Group, Inc.	45,669
		603,048
	BEVERAGES – 0.2%
634	Heineken Holding NV	50,860

	BIOTECHNOLOGY – 0.4%
287	China Biologic Products, Inc.(a)	35,726
769	United Therapeutics Corp.(a)	90,803
		126,529
	BUILDING MATERIALS – 1.1%
8,501	Asahi Glass Co., Ltd.	54,566
5,300	Nihon Flush Co., Ltd.	61,026
4,126	Owens Corning	220,287
		335,879

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	CHEMICALS – 0.3%
1,117	Croda International PLC	$50,554
2,811	Teijin, Ltd.	54,066
		104,620
	COMMERCIAL SERVICES – 1.5%
848	Groupe Crit	51,559
1,818	Intrum Justitia AB	58,716
5,246	McMillan Shakespeare, Ltd.	47,450
4,821	Total System Services, Inc.	227,310
1,174	United Rentals, Inc.(a)	92,147
		477,182
	COMPUTERS – 0.3%
537	Ingenico Group SA	46,935
305	International Business Machines Corp.	48,449
		95,384
	DISTRIBUTION/WHOLESALE – 0.3%
2,619	H&E Equipment Services, Inc.	43,895
6,217	Inchcape PLC	53,181
		97,076
	DIVERSIFIED FINANCIAL SERVICES – 0.6%
4,898	Ally Financial, Inc.	95,364
2,295	KCG Holdings, Inc., Class A(a)	35,642
11,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	54,056
		185,062
	ELECTRIC – 0.4%
2,421	Brookfield Infrastructure Partners LP	83,864
1,449	Huaneng Power International, Inc., ADR	36,384
		120,248
	ELECTRICAL COMPONENTS & EQUIPMENT – 0.2%
1,098	OSRAM Licht AG	64,488

	ELECTRONICS – 0.1%
10,528	AU Optronics Corp., ADR	38,427

	ENERGY-ALTERNATE SOURCES – 0.2%
5,071	Innergex Renewable Energy, Inc.	56,486

	ENGINEERING & CONSTRUCTION – 0.4%
1,966	Argan, Inc.	116,368

	ENTERTAINMENT – 0.2%
1,300	Cinemark Holdings, Inc.	49,764

	FOOD – 0.6%
2,422	Dean Foods Co.	39,721

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	FOOD (Continued)
13,272	J Sainsbury PLC	$42,378
1,359	Tyson Foods, Inc., Class A	101,476
		183,575
	GAS – 0.2%
1,932	Enagas SA	58,136

	HEALTHCARE-PRODUCTS – 0.4%
4,194	Exactech, Inc.(a)	113,364

	HEALTHCARE-SERVICES – 0.6%
784	Chemed Corp.	110,599
2,038	HealthSouth Corp.	82,682
		193,281
	HOME FURNISHINGS – 0.2%
5,829	Panasonic Corp.	57,677

	INSURANCE – 1.2%
2,909	AmTrust Financial Services, Inc.	78,049
7,764	State National Cos., Inc.	86,336
233	Swiss Life Holding AG(a)	60,449
523	Swiss Re AG	47,288
431	Travelers Cos., Inc.	49,371
1,278	Unum Group	45,126
		366,619
	INTERNET – 0.4%
537	F5 Networks, Inc.(a)	66,932
303	Iliad SA	63,610
		130,542
	LEISURE TIME – 0.5%
2,729	Norwegian Cruise Line Holdings, Ltd.(a)	102,883
2,996	TUI AG	42,711
		145,594
	LODGING – 0.1%
600	Wyndham Worldwide Corp.	40,398

	MACHINERY-DIVERSIFIED – 0.5%
428	Cummins, Inc.	54,848
4,700	Eagle Industry Co., Ltd.	56,809
1,726	Hollysys Automation Technologies, Ltd.	38,266
		149,923
	OIL & GAS – 0.9%
7,555	Enerplus Corp.	48,427
1,723	Murphy Oil Corp.	52,379
1,730	Neste Oyj	73,765

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	OIL & GAS (Continued)
1,201	Tesoro Corp.	$95,552
		270,123
	OIL & GAS SERVICES – 0.6%
24,238	Gulfmark Offshore, Inc., Class A(a)	40,720
5,099	Subsea 7 SA(a)	54,739
5,447	World Point Terminals LP	81,651
		177,110
	PHARMACEUTICALS – 2.0%
3,400	Astellas Pharma, Inc.	52,831
530	Bayer AG	53,268
7,037	BTG PLC(a)	57,956
2,426	Daiichi Sankyo Co., Ltd.	57,856
278	Johnson & Johnson	32,840
184	McKesson Corp.	30,682
2,861	Mitsubishi Tanabe Pharma Corp.	60,884
784	Novartis AG, ADR	61,905
4,385	Omega Protein Corp.(a)	102,478
735	USANA Health Sciences, Inc.(a)	101,687
		612,387
	PIPELINES – 2.5%
5,200	Boardwalk Pipeline Partners LP	89,232
1,306	Buckeye Partners LP	93,510
2,495	DCP Midstream Partners LP	88,148
6,540	Energy Transfer Equity LP	109,806
2,437	Genesis Energy LP	92,533
1,879	Kinder Morgan, Inc.	43,461
1,813	Phillips 66 Partners LP	88,112
1,896	Spectra Energy Partners LP	82,836
1,655	TC PipeLines LP	94,385
		782,023
	RETAIL – 1.1%
1,467	Asbury Automotive Group, Inc.(a)	81,668
609	AutoNation, Inc.(a)	29,665
2,190	Michaels Cos., Inc.(a)	52,932
416	Pandora A/S	50,289
611	Wal-Mart Stores, Inc.	44,065
1,900	World Fuel Services Corp.	87,894
		346,513
	SEMICONDUCTORS – 1.9%
377	Broadcom, Ltd.	65,040
2,860	Cirrus Logic, Inc.(a)	152,009
1,167	Lam Research Corp.	110,527
809	NXP Semiconductors NV(a)	82,526
775	Skyworks Solutions, Inc.	59,008

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	SEMICONDUCTORS (Continued)
17,689	Telit Communications PLC	$62,042
943	Texas Instruments, Inc.	66,180
		597,332
	SOFTWARE – 1.4%
1,810	Cerner Corp.(a)	111,768
1,713	Changyou.com, Ltd., ADR(a)	46,679
759	Check Point Software Technologies, Ltd.(a)	58,906
681	Dassault Systemes	59,107
938	Fiserv, Inc.(a)	93,303
1,008	Open Text Corp.	65,379
		435,142
	TELECOMMUNICATIONS – 1.2%
11,546	CenturyLink, Inc.	316,707
1,081	Millicom International Cellular SA	56,148
		372,855
	TRANSPORTATION – 0.6%
5,355	Ship Finance International, Ltd.	78,879
15,426	Teekay Offshore Partners LP	97,492
		176,371
	TRUCKING & LEASING – 0.3%
2,500	Greenbrier Cos., Inc.	88,250

	TOTAL COMMON STOCKS (Cost $8,001,823)	8,420,241

	EXCHANGE TRADED FUNDS – 14.8%
	ASSET ALLOCATION FUNDS – 0.6%
4,296	SPDR Barclays Convertible Securities	199,163

	CLOSED-END FUNDS – 0.7%
20,484	PIMCO High Income Fund	204,021

	DEBT FUNDS – 3.1%
3,941	iShares Core U.S. Aggregate Bond	443,047
1,294	iShares iBoxx $ Investment Grade Corporate Bond	159,395
1,500	iShares JP Morgan USD Emerging Markets Bond	175,815
5,835	PowerShares Emerging Markets Sovereign Debt Portfolio	178,726
		956,983
	EQUITY FUNDS – 10.4%
4,172	iShares MSCI All Peru Capped	138,510
4,326	iShares MSCI Chile Capped	159,586
5,231	iShares MSCI India	153,844
19,213	iShares MSCI Malaysia	155,817
3,537	iShares MSCI Philippines	131,789

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2016 (Unaudited)

Number of Shares		Value

	EXCHANGE TRADED FUNDS (CONTINUED)
	EQUITY FUNDS (Continued)
8,418	iShares MSCI Poland Capped	$153,376
9,158	iShares MSCI Taiwan	143,781
3,709	Market Vectors Vietnam	56,006
55,977	Vanguard FTSE Emerging Markets	2,106,414
		3,199,123

	TOTAL EXCHANGE TRADED FUNDS (Cost $4,259,240)	4,559,290

	EXCHANGE TRADED NOTES – 2.3%
	SPECIALTY FUNDS – 2.3%
19,000	iPATH S&P 500 VIX Mid-Term Futures(a)	718,390
	TOTAL EXCHANGE TRADED NOTES (Cost $732,682)	718,390

	ABSOLUTE RETURN INVESTMENTS – 4.5%
	MANAGED FUTURES – 4.5%
900	Fort Global Offshore Fund, SPC(b)	900,000
500,000	Dunn-WMA LP(b)	500,000
	TOTAL ABSOLUTE RETURN INVESTMENTS (Cost $1,400,000)	1,400,000

	COMMODITY & NATURAL RESOURCE INVESTMENTS – 4.4%
1,354,825	Kayne Anderson Energy Fund VII(b)	1,354,825
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $1,354,825)	1,354,825

	HEDGE FUNDS – 4.6%
700,000	Direct Lending Income Fund LP(b)	718,179
700,000	PHI Single Index Option Fund LP(b)	704,876
	TOTAL HEDGE FUNDS (Cost $1,400,000)	1,423,055

	PRIVATE EQUITY – 12.8%
2,500	Clear Guide Medical, Inc.(b)(c)	2,927,954
10	GPB Automotive Portfolio LP(b)	500,695
153,276	Tout, Inc. - Series C Preferred Stock(b)	500,000
	TOTAL PRIVATE EQUITY (Cost $3,500,000)	3,928,649

	PUBLIC NON-TRADED BUSINESS DEVELOPMENT COMPANIES – 4.1%
23,217	CION Investment Corp.(b)	208,723
22,462	Corporate Capital Trust, Inc.(b)	197,887
95,638	Franklin Square Energy & Power Fund(b)	710,108

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2016 (Unaudited)

Number of Shares		Value

	PUBLIC NON-TRADED BUSINESS DEVELOPMENT COMPANIES (CONTINUED)
18,605	HMS Income Fund, Inc.(b)	$147,349
	TOTAL PUBLIC NON-TRADED BUSINESS DEVELOPMENT COMPANIES (Cost $1,225,300)	1,264,067

	PRIVATE REAL ESTATE INVESTMENTS – 13.4%
95,075	ARC Property Trust, Inc.(b)	1,278,763
89,790	Cottonwood Residential, Inc.(b)	1,481,535
800	PCG Select Series I LLC - Series A Preferred Stock(b)	800,097
56	Shopoff Land Fund III LP(b)	50,680
500,000	Stonehill Strategic Hotel Credit Opportunity Fund II LP(b)	500,000
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $3,896,363)	4,111,075

	PUBLIC REAL ESTATE INVESTMENTS – 6.7%
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS – 6.2%
111,521	Behringer Harvard Opportunity(b)	399,245
135,025	CNL Lifestyle Properties(b)	411,827
18,060	Dividend Capital Diversified(b)	135,093
136,771	Highlands REIT, Inc.(b)	49,238
153,283	Inventrust Properties Corp.(b)	481,308
102,130	KBS REIT II, Inc.(b)	402,394
3,330	Phillips Edison Grocery Center(b)	33,964
		1,913,069

	PUBLIC NON-TRADED REAL ESTATE LIMITED PARTNERSHIP – 0.1%
1,725	Uniprop Manufactured Housing Communities Income Fund II(b)	21,287

	PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS – 0.4%
964	Befimmo SA	58,254
4,037	Tier REIT, Inc.	62,331
		120,585

	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $1,646,662)	2,054,941

	SHORT-TERM INVESTMENTS – 3.9%
1,191,821	Fidelity Institutional Government Portfolio - Institutional Class, 0.31%(d)	1,191,821
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,191,821)	1,191,821

	TOTAL INVESTMENTS – 98.8% (Cost $28,608,716)	30,426,354
	Other assets less liabilities – 1.2%	362,044
	TOTAL NET ASSETS –100.0%	$30,788,398

ADR – American Depositary Receipt
LP – Limited Partnership

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2016 (Unaudited)

PLC – Public Limited Company
REIT – Real Estate Investment Trust
SPC – Segregated Portfolio Company

(a)	Non-income Producing
(b)	Illiquid Security. Total illiquid securities represent 50.07% of net assets as of September 30, 2016.
(c)	Denotes an investment in an affiliated entity. Please refer to the Notes to Schedule of Investments, subsection Investments in Affiliated Issuers.
(d)	Represents the current rate as of September 30, 2016.

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments September 30, 2016 (Unaudited)

Organization - Wildermuth Endowment Strategy Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund currently offers two different classes of shares: Class A and Class C shares. In addition, the Fund has registered Class I shares, which are not currently offered.

Investment Valuation - For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

Investments in privately placed debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value.

Investment Funds that are Private Funds and Non-Traded REITs (“Non-Traded Funds”) will be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

There is no single standard for determining fair value of a security. Rather, the Fair Value Committee’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. In determining the fair value of a security for which there are no readily available market quotations, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, may consider several factors, including, but not limited to: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other accounts managed by the Adviser and the method used to price the security in those accounts; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Fund; and (vii) the liquidity or illiquidity of the market for the security. Based on its review of all relevant information, the Fair Value Committee may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Non-Traded Fund does not represent the fair value of the Fund’s investment in such security.

Because any Corporate Subsidiary through which the Fund invests in private equity investments or private oil and gas funds is treated as a regular taxable corporation, for U.S. federal income tax purposes any Corporate Subsidiary will incur tax expenses. Any Corporate Subsidiary used by the Fund will accrue, in accordance with generally accepted accounting principles, a deferred income tax liability balance at the currently effective maximum statutory U.S. federal income tax rate (currently 35%) plus an assumed state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received on equity securities considered to be return of capital. In calculating its Daily NAV, the Fund will, among other things, account for any Corporate Subsidiary’s deferred tax liability and/or asset balances. Any deferred tax liability balance of any Corporate Subsidiary used by the Fund will reduce the Fund’s NAV.

Generally accepted accounting principles in the United States of America ("GAAP") defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•
Level 1 — quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. ASU 2015-07 became effective for interim and annual reporting periods beginning after December 15, 2015, and as such, the period ended September 30, 2016 is the first period for which the Fund is subject to the update. Under the modifications, certain investments valued at net asset value are no longer included in the fair value hierarchy. The value of these investments is $3,377,014 and are excluded from the fair value hierarchy as of September 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of September 30, 2016:

			Fair Value Measurements at the End of the Reporting Period Using

Investment in Securities	Practical Expedient**		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common Stock*	$-		$8,420,241	$-	$-	$8,420,241
Exchange Traded Funds*	-		4,559,290	-	-	4,559,290
Exchange Traded Notes*	-		718,390	-	-	718,390
Absolute Return Investments*	1,400,000	(1)(4)(5)	-	-	-	1,400,000
Commodity & Natural Resource Investments	-		-	-	1,354,825	1,354,825
Hedge Funds	1,423,055	(2)(4)(5)	-	-	-	1,423,055
Private Equity	-		-	-	3,928,649	3,928,649
Public Non-Traded Business Development Companies	553,959	(3)(4)(5)	-	-	710,108	1,264,067
Private Real Estate Investments	-		-	-	4,111,075	4,111,075
Public Real Estate Investments*	-		120,585	-	1,934,356	2,054,941
Short Term Investments	-		1,191,821	-		1,191,821
Total	$3,377,014		$15,010,327	$-	$12,039,013	$30,426,354

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

**
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

(1)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Fort Global Offshore Fund, SPC	Weekly	5 days	Capital Gains	Managed Futures - Diversified	None
	Dunn-WMA LP	Monthly	10 days	Capital Gains	Managed Futures	None

(2)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	PHI Single Index Option Fund LP	Monthly	90 days	LT Capital Appreciation	Sell options on market indexes with a downward bias hedge	None
	Direct Lending Income Fund LP	Quarterly	35 days	Current Income	Buying existing small business loans	None

(3)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	CION Investment Corp.	Quarterly	45 days	Current Income	Middle market private business loans	None
	Corporate Capital Trust, Inc.	Quarterly	45 days	Current Income	Middle market private business loans	None
	HMS Income Fund, Inc.	Quarterly	45 days	Current Income	Middle market private business loans	None

(4)
Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(5)	These investments are domiciled in the United States.

For the period ended September 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a rollforward of the activity in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2016	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	(Sales)	Net realized gain	Prior Year Tax Adjustment	Change in net unrealized gain	Ending balance September 30, 2016
Wildermuth Endowment Strategy Fund
Commodity & Natural Resource Investments	$-	$-	$-	$1,354,825	$-	$-	$-	$-	$1,354,825
Private Equity	500,000	-	-	3,000,000	-	-	-	428,649	3,928,649
Public Non-Traded Business Development Companies	-	-	-	645,280	-	-	-	64,828	710,108
Private Real Estate Investments	580,712	-	-	3,355,387	-	-	-	174,976	4,111,075
Public Real Estate Investments	1,609,645			308,291	(8,150)	2,181		22,389	1,934,356
	$2,690,357	$-	$-	$8,663,783	$(8,150)	$2,181	$-	$690,842	$12,039,013

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2016:

Type of Level 3 Investment	Fair Value as of September 30, 2016	Valuation Technique	Unobservable Inputs

Commodity & Natural Resource Investments	$1,354,825	Private Transaction Cost	Not Applicable*
Private Equity	$3,928,649	Private Transaction Cost	Not Applicable*
Public Non- Traded Business Development Companies	$710,108	Current Value Method**	Not Applicable*
Private Real Estate Investments	$4,111,075	Private Transaction Cost	Not Applicable*
Public Real Estate Investments	$1,934,356	Current Value Method**	Not Applicable*

*	Financial information is not prepared in accordance with GAAP or ASC Topic 946
**
The Current Value Method, also referred to as the “Waterfall Method,” is based on allocating the Enterprise Value (individual assets net of liabilities) across the various classes of securities, in conformance with liquidation preferences and conversion values.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities.  Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value End of Period	Dividends Credited to Income
Clear Guide Medical, Inc.	$-	$2,500,000	$-	$427,954	$-	$2,927,954	$-

Federal Income Tax Information
At December 31, 2015, gross unrealized appreciation/depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$14,509,784

Gross unrealized appreciation	$618,801
Gross unrealized depreciation	(625,525)

Net unrealized depreciation on investments	$(6,724)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Strategy Fund

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel Wildermuth
By: Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)

Date:	November 21, 2016

/s/ Gerard Scarpati
By: Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	November 21, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)